Condensed financial information of Plastec Technologies, Ltd.	8 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

21. Condensed financial information of Plastec Technologies, Ltd.

The condensed financial statements of Plastec Technologies, Ltd. have been prepared in accordance with accounting principles generally accepted in the United States of America.

Balance Sheets

	April 30		December 31, 2012
	2011	2012
	HK$	HK$	HK$
Assets
Current Assets:
Cash and cash equivalents	54,770	28,980	23,787
Prepaid expenses	302	574	—
Total current assets	55,072	29,554	23,787
Investment in subsidiary	1	1	1
Total assets	55,073	29,555	23,788
Liabilities and shareholders’ equity
Current Liabilities:
Account payable and accrued liabilities	369	369	369
Due to fellow subsidiaries	149	66,017	62,012
Total current liabilities	518	66,386	62,381
NET CURRENT ASSETS	54,555	(36,831)	(38,593)
Total assets & liabilities	54,555	(36,831)	(38,593)
Shareholders’ equity
Ordinary shares (US$0.001 per value; 100,000,000 authorized, 16,733,192, 14,352,903 and 14,292,228 shares issued and outstanding as of April 30, 2011 and 2012, and December 31, 2012, respectively)	131	112	112
Additional Paid-in capital	56,505	(35,502)	(38,341)
Retained earnings	(2,081)	(1,441)	(364)
Total shareholders' equity	54,555	(36,831)	(38,593)

Statements of operations and comprehensive income/(loss)

	Year ended			8-month ended
	Apr 30, 2010	Apr 30, 2011	Apr 30, 2012	Dec 31, 2012
	HK$	HK$	HK$	HK$
Revenues	—	—	—	—
Other incomes	52	152	4,803	3,323
Administrative expenses	(1,025)	(11,474)	(4,163)	(2,243)
Finance costs	—	—	—	(3)
Profit/(loss) before taxation	(973)	(11,322)	640	1,077
Taxation	—	—	—	—
Total comprehensive income/(loss)	(973)	(11,322)	640	1,077

Statements of cash flows

	Year ended			8-month ended
	Apr 30, 2010	Apr 30, 2011	Apr 30, 2012	December 31, 2012
	HK$	HK$	HK$	HK$
Cash flows from operating activities
Net income/(loss)	(973)	(11,322)	640	1,077
Changes in operating assets and liabilities:
Prepaid expenses	(254)	(47)	(272)	574
Deferred offering costs	1,135	—	—	—
Accounts payable and accrued liabilities	403	(230)	—	1
Net cash provided by/(used in) operating activities	311	(11,599)	368	1,652
Cash flows from investing activities
Investment to subsidiary	—	(1)	—	—
Interest reinvested in trust	(52)	—	—	—
Cash placed in trust	(280,800)	—	—	—
Net cash used in investing activities	(280,852)	(1)	—	—
Cash flows from financing activities
Recapitalization on reverse acquisition	—	12,084	—	—
Repayment of due to shareholder	(975)	—	—	—
Proceeds from due to subsidiaries	—	148	65,868	—
Repayment of due to subsidiaries	—	—	—	(4,005)
Proceeds used in repurchase of shares	—	—	(92,026)	(2,840)
Cash withdrawn from trust account	—	280,852	—	—
Proceeds from sale of warrants in private placement	14,040	—	—	—
Proceeds from initial public offering	280,800	—	—	—
Proceeds used in share redemption	—	(227,448)	—	—
Payment of underwriters discount and offering costs	(12,731)	—	—	—
Net cash provided by/(used in) financing activities	281,134	65,636	(26,158)	(6,845)
Net increase/(decrease) in cash and cash equivalents	593	54,036	(25,790)	(5,193)
Cash and cash equivalents at beginning of year/period	141	734	54,770	28,980
Cash and cash equivalents at end of year/period	734	54,770	28,980	23,787

 a)     Basis of presentation

In Plastec Technologies, Ltd.-only financial statements, Plastec Technologies, Ltd.'s investment in subsidiary is stated at cost.

The subsidiary paid dividends of HK$nil, HK$nil, HK$nil and HK$nil to Plastec Technologies, Ltd. for the years ended April 30, 2010, 2011 and 2012 and the 8-month period ended December 31, 2012.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.

b)     Related party transactions

For the years ended April 30, 2010, 2011 and 2012 and the 8-month period ended December 31, 2012, related party transactions mainly composed of HK$nil, HK$nil and HK$4,800 and HK$3,200 paid by Plastec International Holdings Limited as management fees respectively.